November 23, 2015

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Corporate Bond Fund

File Nos. 333-183929 and 811-22744

Dear Madam or Sir,

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 and Amendment No. 12 to the Registration Statement under the Investment Company Act of 1940. This registration statement has been updated to reflect the fund's revised investment objective that changed by notice to the shareholders dated September 3, 2015.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on January 22, 2016. Thank you very much for your assistance.  If you have any questions please do not hesitate to contact me at (213) 486-9447 or Liliane Corzo at 213-486-9392.

Sincerely yours,

STEVEN I. KOSZALKA

SECRETARY